SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

I.              Evergreen Emerging Markets Growth Fund(the “Fund”)

                Effective September 8, 2006, Yi (Jerry) Zhang, PhD, CFA, is the new portfolio manager of Evergreen Emerging Markets Growth Fund. The section in Part 2 of the Statement of Additional Information entitled "PORTFOLIO MANAGERS"

is revised to add the following information under the sub-headings listed below.

                Under the sub-heading "Other Funds and Accounts Managed," the table providing information about the registered investment companies, other pooled investment vehicles and separate accounts to be managed by the portfolio manager is revised to reflect the following information as of June 30, 2006:

Portfolio Manager		(Assets in thousands)
Yi (Jerry) Zhang	Assets of registered investment companies managed
	Evergreen Emerging Markets Growth Fund[1]	397,657.6
	TOTAL.......................................................................................................	397,657.6
	Those subject to performance fee..........................................................	0
	Number of other pooled investment vehicles managed.............................	0
	Assets of other pooled investment vehicles managed.......................	N/A
	Number of those subject to performance fee........................................	N/A
	Assets of those subject to performance fee	N/A
	Number of separate accounts managed........................................................	0
	Assets of separate accounts managed..................................................	N/A
	Number of those subject to performance fee........................................	N/A

1  At June 30, 2006,Emerging Markets Growth Fund’s assets were managed by Liu-Er Chen.  Mr. Zhang has subsequently been named portfolio manager of Evergreen Emerging Markets Growth Fund.

Under the sub-heading "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Yi (Jerry) Zhang..................................	International Team Composite Index Lipper Emerging Markets Fund

                Under the sub-heading "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect that Mr. Zhang has no holdings in either category as of the date of this supplement.

September 8, 2006	577499 (9/06)